ACCOUNTS RECEIVABLES, NET (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from Sale of Other Receivables	$ 108,890	659,185	677,397	660,230
Interest Expense Respect Of Accounts Receivable	1,282	7,811	6,323	4,720
Discount Rate On Accounts Receivables					3.40%	2.70%
Accounts Receivable from Securitization			278,252